UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04873

The Gabelli Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Growth Fund

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Howard F. Ward, CFA

Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per Class I Share of The Gabelli Growth Fund was (34.0)% compared with a total return of (20.0)% for the Standard & Poor’s (S&P) 500 Index and a total return of (28.1)% for the Russell 1000 Growth Index. Other classes of shares are available. See page 3 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective (Unaudited)

The Fund’s investment objective is to seek to provide capital appreciation. The Fund’s secondary objective is to produce current income.

The Fund’s investment strategy is to invest in common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund’s investment adviser, Gabelli Funds, LLC (the Adviser), invests the Fund’s assets in companies which the portfolio managers believe have above average or expanding market shares, profit margins, and returns on equity.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

Performance Discussion (Unaudited)

This has been the worst start to a year for stocks in more than half a century. The Federal Reserve raised the benchmark interest rate three times so far this year in an attempt to fight high inflation. Our longer duration growth stocks came under pressure in the first six months of the year as interest rates doubled. The Nasdaq ended the period down 30% with the S&P 500 down over 20%. High volatility was driven by rising interest rates and inflation, and compounded by numerous geopolitical risks. Should the economy weaken materially from here, earnings estimates on a range of stocks will need to be revised lower.

We plan for a potential short lived recession due to the robust job market. We also see improving supply chain trends and better news on inflation in the second half of the year improving overall market sentiment.

For the first six months of the year, our top contributors to performance were UnitedHealth Group Inc. (2.9% of net assets as of June 30, 2022), Morgan Stanley (not held at June 30, 2022), and NextEra Energy Inc. (1.6%). The biggest detractors were Cloudflare Inc. (1.2%), PayPal Holdings Inc. (1.1%), and The Sherwin-Williams Co. (2.6%).

Thank you for your investment in The Gabelli Growth Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	3 Year	5 Year	10 Year	(4/10/87)
Class I (GGCIX)	(34.02)%	(26.99)%	7.52%	11.94%	13.16%	10.32%
S&P 500 Index (b)	(19.96)	(10.62)	10.60	11.31	12.96	9.92
Russell 1000 Growth Index (b)	(28.07)	(18.77)	12.58	14.29	14.80	9.97
Class AAA (GABGX)	(34.11)	(27.18)	7.25	11.66	12.87	10.21
Class A (GGCAX)	(34.11)	(27.17)	7.24	11.66	12.87	10.21
With sales charge (c)	(37.90)	(31.36)	5.15	10.35	12.21	10.04
Class C (GGCCX)	(34.36)	(27.72)	6.44	10.83	12.03	9.78
With contingent deferred sales charge (d)	(35.02)	(28.45)	6.44	10.83	12.03	9.78

(a)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. The since inception performance results for both the S&P 500 Index and Russell 1000 Growth Index are as of March 31,1987.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectus dated April 29, 2022, the expense ratios for Class AAA, A, C, and I Shares are 1.34%, 1.34%, 2.09%, and 1.09%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/22	06/30/22	Ratio	Period *
The Gabelli Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$658.90	1.36%	$5.59
Class A	$1,000.00	$658.90	1.36%	$5.59
Class C	$1,000.00	$656.40	2.11%	$8.67
Class I	$1,000.00	$659.80	1.11%	$4.57
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$6.80
Class A	$1,000.00	$1,018.05	1.36%	$6.80
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Growth Fund

Technology - Software	22.4%
Technology - Hardware and Equipment	15.8%
Technology - Computer Services	14.2%
Health Care	13.7%
Consumer Discretionary	13.7%
Industrials	10.3%
Technology - Semiconductors	6.8%
Financials	3.0%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Growth Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	TECHNOLOGY - SOFTWARE — 22.4%
36,900	Adobe Inc.†	$2,529,281	$13,507,614
94,000	CrowdStrike Holdings Inc., Cl. A†	15,620,774	15,844,640
413,300	Microsoft Corp.	14,164,281	106,147,839
43,000	ServiceNow Inc.†	11,445,298	20,447,360
329,500	ZoomInfo Technologies Inc.†	18,355,014	10,952,580
		62,114,648	166,900,033
	TECHNOLOGY - HARDWARE AND EQUIPMENT — 15.8%
734,400	Apple Inc.	9,916,781	100,407,168
79,600	Applied Materials Inc.	3,754,211	7,242,008
21,000	ASML Holding NV	7,315,425	9,993,480
		20,986,417	117,642,656
	TECHNOLOGY - COMPUTER SERVICES — 14.2%
17,100	Alphabet Inc., Cl. A†	6,830,730	37,265,346
10,945	Alphabet Inc., Cl. C†	5,221,626	23,941,641
206,500	Cloudflare Inc., Cl. A†	11,768,232	9,034,375
167,500	Meta Platforms Inc., Cl. A†	20,238,800	27,009,375
61,670	Snowflake Inc., Cl. A†	18,081,970	8,575,830
		62,141,358	105,826,567
	HEALTH CARE — 13.7%
66,600	Danaher Corp.	9,890,427	16,884,432
241,800	Edwards Lifesciences Corp.†	20,399,310	22,992,762
57,900	Intuitive Surgical Inc.†	13,451,189	11,621,109
31,300	Thermo Fisher Scientific Inc.	9,335,071	17,004,664
42,400	UnitedHealth Group Inc.	20,575,210	21,777,912
70,800	Zoetis Inc.	8,021,712	12,169,812
		81,672,919	102,450,691
	CONSUMER DISCRETIONARY — 13.7%
452,000	Amazon.com Inc.†	9,205,216	48,006,920
84,600	Aptiv plc†	12,460,731	7,535,322
63,200	Netflix Inc.†	21,504,205	11,051,784
86,900	NIKE Inc., Cl. B	8,199,221	8,881,180
68,000	Take-Two Interactive Software Inc.†	10,731,436	8,332,040
52,000	The Estee Lauder Companies Inc., Cl. A	11,528,088	13,242,840
57,000	The Walt Disney Co.†	7,868,953	5,380,800
		81,497,850	102,430,886
	INDUSTRIALS — 10.3%
57,200	Mastercard Inc., Cl. A	1,664,727	18,045,456
152,000	NextEra Energy Inc.	12,361,010	11,773,920
116,700	PayPal Holdings Inc.†	7,488,304	8,150,328
87,300	The Sherwin-Williams Co.	16,913,302	19,547,343
			Market
Shares		Cost	Value
99,100	Visa Inc., Cl. A	$1,831,829	$19,511,799
		40,259,172	77,028,846
	TECHNOLOGY - SEMICONDUCTORS — 6.8%
172,500	Lattice Semiconductor Corp.†	1 0,100,759	8,366,250
208,000	Marvell Technology Inc.	13,783,716	9,054,240
217,800	NVIDIA Corp.	13,421,450	33,016,302
		37,305,925	50,436,792
	FINANCIALS — 3.0%
13,400	BlackRock Inc.	6,595,993	8,161,136
130,000	Block Inc.†	14,053,088	7,989,800
16,000	MSCI Inc.	4,533,364	6,594,400
		25,182,445	22,745,336
	TOTAL COMMON STOCKS	411,160,734	745,461,807

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$1,795,000	U.S. Treasury Bills, 1.183% to 1.601%††, 09/01/22 to 09/22/22	1,789,643	1,789,139

	TOTAL INVESTMENTS — 100.1%	$412,950,377	747,250,946
	Other Assets and Liabilities (Net) — (0.1)%		(1,018,570)
	NET ASSETS — 100.0%		$746,232,376

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $412,950,377)	$747,250,946
Receivable for Fund shares sold	4,107
Dividends receivable	75,511
Prepaid expenses	41,329
Total Assets	747,371,893
Liabilities:
Payable to bank	92,782
Payable for Fund shares redeemed	87,867
Payable for investment advisory fees	638,784
Payable for distribution fees	129,637
Payable for accounting fees	7,500
Payable for shareholder services fees	92,202
Other accrued expenses	90,745
Total Liabilities	1,139,517
Net Assets
(applicable to 11,271,687 shares outstanding)	$746,232,376
Net Assets Consist of:
Paid-in capital	$402,261,812
Total distributable earnings	343,970,564
Net Assets	$746,232,376
Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($579,924,065 ÷ 8,819,161 shares outstanding)	$65.76
Class A:
Net Asset Value and redemption price per share ($11,322,592 ÷ 172,135 shares outstanding)	$65.78
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$69.79
Class C:
Net Asset Value and offering price per share ($3,385,055 ÷ 63,555 shares outstanding)	$53.26	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($151,600,664 ÷ 2,216,836 shares outstanding)	$68.39

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,121)	$1,941,404
Interest	14,897
Total Investment Income	1,956,301
Expenses:
Investment advisory fees	4,592,451
Distribution fees - Class AAA	900,300
Distribution fees - Class A	18,129
Distribution fees - Class C	20,847
Shareholder services fees	246,241
Shareholder communications expenses	59,087
Trustees’ fees	42,784
Registration expenses	35,501
Custodian fees	34,221
Legal and audit fees	32,323
Accounting fees	22,500
Interest expense	273
Miscellaneous expenses	29,024
Total Expenses	6,033,681
Less:
Expenses paid indirectly by broker (See Note 6)	(539)
Net Expenses	6,033,142
Net Investment Loss	(4,076,841)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	14,651,953
Net change in unrealized appreciation/depreciation: on investments	(403,117,827)
on foreign currency translations	(970)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(403,118,797)
Net Realized and Unrealized Gain on Investments and Foreign Currency	(388,466,844)
Net Decrease in Net Assets Resulting from Operations	$(392,543,685)

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment loss	$(4,076,841)	$(9,160,402)
Net realized gain on investments	14,651,953	56,112,356
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(403,118,797)	171,554,655
Net Increase/(Decrease) in Net Assets Resulting from Operations	(392,543,685)	218,506,609

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(44,294,740)
Class A	—	(904,104)
Class C	—	(316,553)
Class I	—	(10,223,591)
Total Distributions to Shareholders	—	(55,738,988)

Shares of Beneficial Interest Transactions:
Class AAA	(31,126,633)	(37,645,074)
Class A	(1,138,891)	2,606,175
Class C	(171,253)	(504,996)
Class I	7,412,892	42,982,605
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(25,023,885)	7,438,710
Redemption Fees	19	2,999
Net Increase/(Decrease) in Net Assets	(417,567,551)	170,209,330
Net Assets:
Beginning of year	1,163,799,927	993,590,597
End of period	$746,232,376	$1,163,799,927

See accompanying notes to financial statements.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2022(c)	$99.81	$(0.37)	$(33.68)	$(34.05)	$—	$—		$—	$0.00	$65.76	(34.11)%	$579,924	(0.93	)%(d)	1.36	%(d)(e)	11%
2021	85.55	(0.84)	20.12	19.28	(5.02)	—		(5.02)	0.00	99.81	22.48	919,152	(0.90)		1.34		45
2020	65.82	(0.45)	26.18	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.55	39.12	825,377	(0.60)		1.37		65
2019	54.66	(0.32)	19.04	18.72	(7.56)	—		(7.56)	0.00	65.82	34.18	653,311	(0.49)		1.38		75
2018	56.74	(0.31)	1.32	1.01	(3.09)	—		(3.09)	0.00	54.66	1.83	524,721	(0.49)		1.40	(e)	65
2017	46.56	(0.08)	13.82	13.74	(3.56)	—		(3.56)	0.00	56.74	29.49	550,300	(0.15)		1.41	(e)	50
Class A
2022(c)	$99.83	$(0.37)	$(33.68)	$(34.05)	$—	$—		$—	$0.00	$65.78	(34.11)%	$11,322	(0.93	)%(d)	1.36	%(d)(e)	11%
2021	85.57	(0.85)	20.13	19.28	(5.02)	—		(5.02)	0.00	99.83	22.47	18,700	(0.90)		1.34		45
2020	65.84	(0.47)	26.20	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.57	39.11	13,749	(0.62)		1.37		65
2019	54.68	(0.31)	19.03	18.72	(7.56)	—		(7.56)	0.00	65.84	34.16	6,087	(0.47)		1.38		75
2018	56.76	(0.31)	1.32	1.01	(3.09)	—		(3.09)	0.00	54.68	1.83	4,882	(0.50)		1.40	(e)	65
2017	46.57	(0.08)	13.83	13.75	(3.56)	—		(3.56)	0.00	56.76	29.51	3,448	(0.15)		1.41	(e)	50
Class C
2022(c)	$81.14	$(0.55)	$(27.33)	$(27.88)	$—	$—		$—	$0.00	$53.26	(34.36)%	$3,385	(1.68	)%(d)	2.11	%(d)(e)	11%
2021	70.84	(1.27)	16.59	15.32	(5.02)	—		(5.02)	0.00	81.14	21.55	5,358	(1.65)		2.09		45
2020	55.66	(0.87)	22.05	21.18	(6.00)	(0.00	)(b)	(6.00)	0.00	70.84	38.09	5,150	(1.37)		2.12		65
2019	47.44	(0.71)	16.49	15.78	(7.56)	—		(7.56)	0.00	55.66	33.18	2,926	(1.25)		2.13		75
2018	50.02	(0.68)	1.19	0.51	(3.09)	—		(3.09)	0.00	47.44	1.08	2,849	(1.24)		2.15	(e)	65
2017	41.68	(0.44)	12.34	11.90	(3.56)	—		(3.56)	0.00	50.02	28.53	2,715	(0.90)		2.16	(e)	50
Class I
2022(c)	$103.66	$(0.28)	$(34.99)	$(35.27)	$—	$—		$—	$0.00	$68.39	(34.02)%	$151,601	(0.68	)%(d)	1.11	%(d)(e)	11%
2021	88.48	(0.63)	20.83	20.20	(5.02)	—		(5.02)	0.00	103.66	22.77	220,590	(0.65)		1.09		45
2020	67.75	(0.28)	27.01	26.73	(6.00)	(0.00	)(b)	(6.00)	0.00	88.48	39.48	149,315	(0.35)		1.12		65
2019	55.96	(0.16)	19.51	19.35	(7.56)	—		(7.56)	0.00	67.75	34.51	83,830	(0.23)		1.13		75
2018	57.87	(0.15)	1.33	1.18	(3.09)	—		(3.09)	0.00	55.96	2.09	61,241	(0.23)		1.15	(e)	65
2017	47.31	0.06	14.06	14.12	(3.56)	—		(3.56)	0.00	57.87	29.83	51,803	0.10		1.16	(e)	50

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2022, unaudited.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2022, years ended December 31, 2018 and 2017 there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Growth Fund was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation and its secondary goal is to produce current income. The Fund commenced investment operations on April 10, 1987.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$745,461,807	—	$745,461,807
U.S. Government Obligations	—	$1,789,139	1,789,139
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$745,461,807	$1,789,139	$747,250,946

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:
Net long term capital gains	$55,738,988

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$413,854,704	$389,153,327	$(55,757,085)	$333,396,242

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

C Share Plans, payments are authorized to G.distributors, LLC (the distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $98,840,015 and $126,859,341, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Distributor retained a total of $2,789 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $539.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2022, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	66,528	$5,413,098	187,722	$17,489,291
Shares issued upon reinvestment of distributions	—	—	420,087	42,360,472
Shares redeemed	(456,840)	(36,539,731)	(1,046,703)	(97,494,837)
Net decrease	(390,312)	$(31,126,633)	(438,894)	$(37,645,074)
Class A
Shares sold	8,925	$730,591	42,701	$4,032,455
Shares issued upon reinvestment of distributions	—	—	8,615	869,045
Shares redeemed	(24,097)	(1,869,482)	(24,690)	(2,295,325)
Net increase/(decrease)	(15,172)	$(1,138,891)	26,626	$2,606,175
Class C
Shares sold	3,945	$247,597	16,670	$1,276,843
Shares issued upon reinvestment of distributions	—	—	3,850	315,707
Shares redeemed	(6,426)	(418,850)	(27,189)	(2,097,546)
Net decrease	(2,481)	$(171,253)	(6,669)	$(504,996)
Class I
Shares sold	145,340	$12,256,768	442,944	$42,784,434
Shares issued upon reinvestment of distributions	—	—	90,997	9,531,094
Shares redeemed	(56,423)	(4,843,876)	(93,650)	(9,332,923)
Net increase	88,917	$7,412,892	440,291	$42,982,605

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 12, 2022, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance (as of March 31, 2022) of the Fund against a peer group of 73 other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Large-Cap Growth Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one, three, five, and ten year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one, five, and ten year periods and the third quintile for the three year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of a peer group of 73 other comparable funds prepared by the Adviser and a peer group of 18 other large-cap growth funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that while the Fund’s total expense ratios were above average within each of the peer groups, the Fund’s other expense ratio was lower than the average within the peer group selected by the Adviser and that the Fund’s size was below the mean within the peer group selected by the Adviser and at the mean within the peer group selected by Broadridge. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

The Gabelli Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and
Trust Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
DST Asset Manger
Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher
& Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q222SR

GABELLI FUNDS

THE GABELLI GROWTH FUND

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.